Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers into Level 3	$ 0	$ 0
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance			$ 931,102
Fair value assets, ending balance	974,849		974,849
Fair value liabilities, beginning balance			712,835
Fair value liabilities, ending balance	719,851		719,851
Recurring [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	3,978	4,175	4,033	$ 4,183
Gains (losses) included in earnings	(97)	149	(287)	59
Gains (losses) included in OCI	0	(65)	(47)	31
Purchases (issuances)	618	254	801	463
Settlement (sales) and other	(37)	(832)	(40)	(958)
Transfers into Level 3	90	(10)	35	(225)
Transfers out of Level 3	17	21	74	139
Fair value assets, ending balance	4,569	3,692	4,569	3,692
Gains (losses) included in earnings for positions still held	(59)	95	(94)	23
Fair value liabilities, beginning balance	(189)	(634)	(301)	(478)
Gains (losses) included in earnings	(9)	8	(15)	9
Gains (losses) included in OCI	0	7	3	1
Purchases (issuances)	(72)	(169)	(113)	(401)
Settlement (sales) and other	52	26	57	88
Transfers into Level 3	(110)	(44)	(217)	(210)
Transfers out of Level 3	140	264	398	449
Fair value liabilities, ending balance	(188)	(542)	(188)	(542)
Gains (losses) included in earnings for positions still held		9	0	46
Recurring [member] | Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	735	697	745	680
Gains (losses) included in earnings	1		2
Gains (losses) included in OCI	8	10	3	37
Purchases (issuances)	2	32	2	32
Settlement (sales) and other	(5)	(4)	(11)	(14)
Fair value assets, ending balance	741	735	741	735
Gains (losses) included in earnings for positions still held	1		1
Recurring [member] | Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	30	32	29	31
Gains (losses) included in OCI	(1)	(1)	0
Fair value assets, ending balance	29	31	29	31
Gains (losses) included in earnings for positions still held			0
Recurring [member] | Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	127	142	134	143
Gains (losses) included in earnings	1		2
Gains (losses) included in OCI	(1)	(4)	(5)	2
Settlement (sales) and other	(4)	(4)	(8)	(11)
Fair value assets, ending balance	123	134	123	134
Gains (losses) included in earnings for positions still held	0		1
Recurring [member] | Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	578	523	582	506
Gains (losses) included in OCI	10	15	8	35
Purchases (issuances)	2	32	2	32
Settlement (sales) and other	(1)	0	(3)	(3)
Fair value assets, ending balance	589	570	589	570
Gains (losses) included in earnings for positions still held	1		0
Recurring [member] | Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(657)	(535)	(608)	(493)
Gains (losses) included in earnings	18	(47)	(33)	(35)
Gains (losses) included in OCI		2	0	2
Purchases (issuances)	10	28	13	(39)
Settlement (sales) and other	3	2	3	5
Transfers into Level 3	1	7	0	9
Transfers out of Level 3	(24)	21	(24)	29
Fair value assets, ending balance	(649)	(522)	(649)	(522)
Gains (losses) included in earnings for positions still held	6	(46)	(38)	(34)
Recurring [member] | Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(44)	(66)	56	(51)
Gains (losses) included in earnings	(10)	3	(125)	(11)
Gains (losses) included in OCI	(1)	3	0	3
Purchases (issuances)	(16)	0	(49)	1
Settlement (sales) and other	0	(1)	47	(1)
Transfers into Level 3	10		10
Transfers out of Level 3	19	8	19	6
Fair value assets, ending balance	(42)	(53)	(42)	(53)
Gains (losses) included in earnings for positions still held	(8)	2	1	(23)
Recurring [member] | Level 3 [member] | Credit Derivatives [Member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1		2
Gains (losses) included in earnings	0		(1)
Fair value assets, ending balance	1		1
Recurring [member] | Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(234)	(455)	(256)	(303)
Gains (losses) included in earnings	(39)	101	(5)	80
Gains (losses) included in OCI	1	16	6	3
Purchases (issuances)	(3)	0	(16)	(12)
Settlement (sales) and other	2	3	8	7
Transfers into Level 3	(35)	(49)	(109)	(274)
Transfers out of Level 3	35	(8)	99	107
Fair value assets, ending balance	(273)	(392)	(273)	(392)
Gains (losses) included in earnings for positions still held	(26)	125	16	109
Recurring [member] | Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(43)	8	(79)	18
Purchases (issuances)	(18)	16	(29)	6
Settlement (sales) and other	(11)	1	36	1
Fair value assets, ending balance	(72)	25	(72)	25
Recurring [member] | Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	3	7	4	7
Settlement (sales) and other	(1)	(2)	(2)	(2)
Fair value assets, ending balance	2	5	2	5
Recurring [member] | Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,357	1,876	1,274	1,781
Gains (losses) included in earnings	(28)	98	(78)	95
Gains (losses) included in OCI	(4)	(23)	(6)	0
Purchases (issuances)	425	51	548	141
Settlement (sales) and other	(1)	(795)	(2)	(814)
Transfers into Level 3	86	0	106	7
Transfers out of Level 3	0	0	(7)	(3)
Fair value assets, ending balance	1,835	1,207	1,835	1,207
Gains (losses) included in earnings for positions still held	(25)	20	(101)	19
Recurring [member] | Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,860	2,643	2,895	2,544
Gains (losses) included in earnings	(39)	(6)	(47)	(70)
Gains (losses) included in OCI	(4)	(73)	(50)	(14)
Purchases (issuances)	218	127	332	334
Settlement (sales) and other	(24)	(36)	(119)	(140)
Transfers into Level 3	28	32	28	33
Transfers out of Level 3	(13)		(13)
Fair value assets, ending balance	3,026	2,687	3,026	2,687
Gains (losses) included in earnings for positions still held	(7)	(6)	27	(48)
Recurring [member] | Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	30		32
Gains (losses) included in earnings	0		(1)
Gains (losses) included in OCI	0		(1)
Purchases (issuances)	1		1
Settlement (sales) and other	(1)		(1)
Transfers into Level 3		32	0	32
Transfers out of Level 3	(13)		(13)
Fair value assets, ending balance	17	32	17	32
Gains (losses) included in earnings for positions still held	0
Recurring [member] | Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,830	2,643	2,863	2,544
Gains (losses) included in earnings	(39)	(6)	(46)	(70)
Gains (losses) included in OCI	(4)	(73)	(49)	(14)
Purchases (issuances)	217	127	331	334
Settlement (sales) and other	(23)	(36)	(118)	(140)
Transfers into Level 3	28	0	28	1
Transfers out of Level 3			0
Fair value assets, ending balance	3,009	2,655	3,009	2,655
Gains (losses) included in earnings for positions still held	(7)	(6)	27	(48)
Recurring [member] | Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(189)	(634)	(301)	(478)
Gains (losses) included in earnings	(9)	8	(15)	9
Gains (losses) included in OCI	0	7	3	1
Purchases (issuances)	(72)	(169)	(113)	(401)
Settlement (sales) and other	52	26	57	88
Transfers into Level 3	(110)	(44)	(217)	(210)
Transfers out of Level 3	140	264	398	449
Fair value liabilities, ending balance	$ (188)	(542)	(188)	(542)
Gains (losses) included in earnings for positions still held		$ 9	$ 0	$ 46